Fair Value - Schedule of Reconciliation of Level 3 Fair Values (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
ASSETS
Beginning balance	[1]	$ 11,265,538
Ending balance		11,275,782	$ 11,265,538	[1]
LIABILITIES
Beginning balance	[1]	7,112,138
Translation		(1,474)	(61,204)
Ending balance		6,756,339	7,112,138	[1]
Level 3 | Deferred payment provision
LIABILITIES
Beginning balance		77,628	0
Acquired on business combination		84,662
Settlements		(68,394)	0
Re-measurement of fair value		(7,371)	(342)
Translation		(1,863)	(6,692)
Ending balance		0	77,628
Level 3 | Unsettled bets - net outflows
LIABILITIES
Beginning balance		16,285	779
Acquired on business combination		19,226
Settlements		500	968
Re-measurement of fair value		300	(4,782)
Translation		543	94
Ending balance		17,628	16,285
Level 3 | Other
LIABILITIES
Beginning balance		2,740	10,119
Acquired on business combination		0
Settlements		(1,504)	(7,006)
Re-measurement of fair value		121	215
Translation		520	(588)
Ending balance		1,877	2,740
Equity investments | Level 3
ASSETS
Beginning balance		6,773	8,768
Recognized			0
Re-measurement of fair value		2,883	(1,974)
Translation		(5)	(21)
Ending balance		9,651	6,773
Embedded Derivative | Level 3
ASSETS
Beginning balance		11,600	0
Recognized			17,700
Re-measurement of fair value		98,300	(6,100)
Translation		0	0
Ending balance		$ 109,900	$ 11,600

[1]	† The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.